Loan Receivables	12 Months Ended
Mar. 31, 2020
Receivables [Abstract]
Loan Receivables
8 LOAN RECEIVABLES

	As of March 31,
	2019	2020
	RMB	RMB
Loan receivables - principals	123,489	134,246
- service fee	2,045	2,034
Allowance for doubtful accounts	(4,633)	(23,169)

Loan receivables, net	120,901	113,111

Allowance for doubtful accounts movement

	For the year ended March 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of year	(251)	(1,222)	(4,633)
Additions	(1,220)	(3,754)	(18,536)
Reversals	196	343	—
Write-offs	53	—	—

Balance at end of year	(1,222)	(4,633)	(23,169)